Employee benefit plans and compensation plans - Defined benefit plans - Additional information (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Sweden
Employee benefit plans and compensation plans
Basis point discount rate (as a percent)	1.00%
Defined benefit plans
Employee benefit plans and compensation plans
Funded status at the end of year	$ (1.3)	$ (3.3)
Basis point discount rate (as a percent)	0.50%
Projected impact of benefit obligation	$ 0.4
Accumulated benefit obligation	17.4	14.9	$ 15.0
Defined benefit plans | Sweden
Employee benefit plans and compensation plans
Funded status at the end of year		0.9
Projected impact of benefit obligation	$ 2.1
Defined benefit plans | Germany
Employee benefit plans and compensation plans
Funded status at the end of year		$ (4.2)
Basis point discount rate (as a percent)	0.50%
Projected impact of benefit obligation	$ 0.5